Business Combinations - Schedule of The Net Cash Outflows Related To The Acquisition (Details) - EUR (€) € in Thousands				12 Months Ended
	Jul. 01, 2023	Apr. 28, 2023	Jun. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities				€ 117,686	€ 585	€ 4,224
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration paid	€ (7,991)
Net cash outflow - Investing activities	€ (7,991)
Tom Ford International LLC
Disclosure of detailed information about business combination [line items]
Cash consideration paid		€ 91,619
Cash and cash equivalents acquired		109,667
Payment of TFI acquisition-related liabilities		(127,158)
Net cash outflow - Investing activities		€ 109,110
Percentage of voting interests acquired		85.00%
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Cash consideration paid			€ 5,880
Cash and cash equivalents acquired			2,366
Net cash outflow - Investing activities			€ 3,514	€ 585	€ 585
Percentage of voting interests acquired			60.00%